Income Tax (Details Textual) - USD ($)	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Net operating loss carry forwards		$ 3,803,000
Net federal and state net operating loss		847,000
Adjustment to valuation allowance		$ 1,178,000	$ 818,000
Tax Act [Member]
Income Taxes (Textual)
Valuation allowance change description	On December 22, 2017, the Tax Cuts and Jobs Act (TCJA) was signed into law by the President of the United States. TCJA is a tax reform act that among other things, reduced corporate tax rates to 21 percent effective January 1, 2018.
Decrease in valuation allowance	$ 701,000
Adjustment to valuation allowance	$ 701,000